Finance Income and Finance Costs - Summary of Finance Income and Finance costs Parenthetical (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure Of Finance Income And Finance Costs [Abstract]
Mark-to-market gain (loss) on deferred share units, (have been recasted)	$ 2.5